UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, New York  10012

13F File Number:  028-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-466-2331

Signature, Place, and Date of Signing:

 /s/   Marc Baum     New York, New York     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    40

Form 13F Information Table Value Total:    $723,916 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306     4328   200000 SH  CALL SOLE                   200000        0        0
APOLLO GLOBAL MGMT LLC         CL A SHS         037612306    34624  1600000 SH       SOLE                  1600000        0        0
APPLE INC                      COM              037833100      443     1000 SH       SOLE                     1000        0        0
APPLE INC                      COM              037833100     8853    20000 SH  CALL SOLE                    20000        0        0
CARROLS RESTAURANT GROUP INC   COM              14574X104     2336   450000 SH       SOLE                   450000        0        0
CELANESE CORP DEL              COM SER A        150870103    35240   800000 SH  CALL SOLE                   800000        0        0
CURRENCYSHS BRIT POUND STER    BRIT POUND STE   23129S106     4505    30000 SH  PUT  SOLE                    30000        0        0
DEX ONE CORP                   COM              25212W100      479   280000 SH       SOLE                   280000        0        0
DISCOVER FINL SVCS             COM              254709108     8968   200000 SH  CALL SOLE                   200000        0        0
ENERGY XXI (BERMUDA) LTD       USD UNRS SHS     G10082140     7350   270000 SH       SOLE                   270000        0        0
EOG RES INC                    COM              26875P101     5123    40000 SH       SOLE                    40000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    44685  1350000 SH  CALL SOLE                  1350000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     9599   290000 SH       SOLE                   290000        0        0
GOOGLE INC                     CL A             38259P508    11913    15000 SH       SOLE                    15000        0        0
HCA HOLDINGS INC               COM              40412C101    14220   350000 SH       SOLE                   350000        0        0
HCA HOLDINGS INC               COM              40412C101    28441   700000 SH  CALL SOLE                   700000        0        0
ISHARES TR                     RUSSELL 2000     464287655   106233  1125000 SH  PUT  SOLE                  1125000        0        0
KINDER MORGAN INC DEL          *W EXP 05/25/201 49456B119     6425  1250000 SH       SOLE                  1250000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    48300  2500000 SH       SOLE                  2500000        0        0
KKR & CO L P DEL               COM UNITS        48248M102    16422   850000 SH  CALL SOLE                   850000        0        0
MGIC INVT CORP WIS             COM              552848103     5940  1200000 SH       SOLE                  1200000        0        0
MICROSOFT CORP                 COM              594918104    12298   430000 SH  CALL SOLE                   430000        0        0
NATIONAL OILWELL VARCO INC     COM              637071101     6368    90000 SH       SOLE                    90000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     2960   400000 SH       SOLE                   400000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    38150  1000000 SH       SOLE                  1000000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    57225  1500000 SH  CALL SOLE                  1500000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    19075   500000 SH  PUT  SOLE                   500000        0        0
NORTHSTAR RLTY FIN CORP        COM              66704R100     4740   500000 SH       SOLE                   500000        0        0
NUANCE COMMUNICATIONS INC      COM              67020Y100    20180  1000000 SH  PUT  SOLE                  1000000        0        0
OAKTREE CAP GROUP LLC          UNIT 99/99/9999  674001201    30612   600000 SH       SOLE                   600000        0        0
ORACLE CORP                    COM              68389X105    16165   500000 SH  CALL SOLE                   500000        0        0
ROCK-TENN CO                   CL A             772739207    19486   210000 SH       SOLE                   210000        0        0
SANOFI                         RIGHT 12/31/2020 80105N113     3401  1900000 SH       SOLE                  1900000        0        0
SIRIUS XM RADIO INC            COM              82967N108     4928  1600000 SH       SOLE                  1600000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    19584   125000 SH  CALL SOLE                   125000        0        0
SPDR S&P 500 ETF TR            TR UNIT          78462F103    11750    75000 SH  PUT  SOLE                    75000        0        0
SUPERMEDIA INC                 COM              868447103      929   240000 SH       SOLE                   240000        0        0
TIVO INC                       COM              888706108    11398   920000 SH       SOLE                   920000        0        0
UNITED STATES STL CORP NEW     COM              912909108    33150  1700000 SH  PUT  SOLE                  1700000        0        0
VERISIGN INC                   COM              92343E102     7090   150000 SH       SOLE                   150000        0        0